Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	€ 43,626	€ 41,081	€ 37,817	[1]
Other revenues	3,090	3,205	3,801	[1],[2]
Cost of sales	(13,049)	(13,205)	(12,628)	[1]
Research and development expenses	(7,842)	(7,394)	(6,507)	[1]
Selling and general expenses	(9,543)	(9,183)	(8,933)	[1]
Net income attributable to non-controlling interests	38	58	36	[1],[3]
Biopharma (operating segment)
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)		415
Biopharma (operating segment) | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)		640
Total
Disclosure of operating segments [line items]
Net sales	43,626	41,081	37,817	[4]
Other revenues	3,090	3,205	3,801	[4]
Cost of sales	(12,923)	(13,195)	(12,619)	[4]
Research and development expenses	(7,842)	(7,394)	(6,507)	[4]
Selling and general expenses	(9,543)	(9,183)	(8,933)	[4]
Other operating income and expenses	(4,424)	(3,293)	(2,464)	[4]
Share of profit/(loss) from investments accounted for using the equity method	179	136	101	[4]
Net income attributable to non-controlling interests	(14)	(14)	(18)	[4]
Business operating income	12,149	11,343	11,178	[4]
Biopharma (operating segment)
Disclosure of operating segments [line items]
Net sales	43,626	41,081	37,817	[4],[5]
Other revenues	2,603	2,866	3,505	[2],[4]
Cost of sales	(12,656)	(12,973)	(12,415)	[4]
Research and development expenses	(7,840)	(7,393)	(6,505)	[4]
Selling and general expenses	(9,369)	(9,113)	(8,854)	[4]
Other operating income and expenses	(4,391)	(3,305)	(2,476)	[4]
Share of profit/(loss) from investments accounted for using the equity method	164	136	101	[4]
Net income attributable to non-controlling interests	(14)	(14)	(18)	[4]
Business operating income	12,123	11,285	11,155	[4]
Other
Disclosure of operating segments [line items]
Net sales	0	0	0	[4]
Other revenues	487	339	296	[4]
Cost of sales	(267)	(222)	(204)	[4]
Research and development expenses	(2)	(1)	(2)	[4]
Selling and general expenses	(174)	(70)	(79)	[4]
Other operating income and expenses	(33)	12	12	[4]
Share of profit/(loss) from investments accounted for using the equity method	15	0	0	[4]
Net income attributable to non-controlling interests	0	0	0	[4]
Business operating income	€ 26	€ 58	€ 23	[4]

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[5]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).